Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Major customer revenue percentage		36.00%	57.00%
Customer B
Concentration Risk [Line Items]
Major customer revenue percentage	49.00%	18.00%	43.00%
Customer C
Concentration Risk [Line Items]
Major customer revenue percentage	18.00%
Customer D
Concentration Risk [Line Items]
Major customer revenue percentage	12.00%	33.00%
Customer E
Concentration Risk [Line Items]
Major customer revenue percentage		13.00%